NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Mar. 31, 2020	Dec. 31, 2019
Nature And Continuance Of Operations
Accumulated losses	$ (8,098,758)	$ (7,793,332)
Working capital deficit	$ (530,302)